Advances for Vessels Under Construction and Other Vessels' Costs (Tables)	12 Months Ended
Dec. 31, 2025
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
The movement of the advances for vessels under construction and other vessels’ costs for 2024 and 2025 is as follows:

	Predelivery Installments	Capitalized costs	Total
Balance, December 31, 2023	$9,488	$1,815	$11,303
- predelivery installments to shipyard	40,742	-	40,742
- predelivery capitalized costs	-	6,423	6,423
Balance, December 31, 2024	$50,230	$8,238	$58,468
- predelivery installments to shipyard	121,179	-	121,179
- predelivery capitalized costs	-	4,695	4,695
- transfer to Vessels, net	(128,095)	(7,522)	(135,617)
Balance, December 31, 2025	$43,314	$5,411	$48,725